UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2002
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Offshore Fund, Ltd.
Address:             Harbour Centre, 2nd Floor, P.O. Box 896
                     George Town, Cayman Islands

Form 13F File Number:  28-06860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          Joshua Nash
Title:                         Manager of Ulysses Management Offshore LLC
Phone:                         212-455-6200

Signature, Place, and Date of Signing:

     Joshua Nash              New York, New York                02/12/03
--------------------------   -------------------     ---------------------------
    [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                -0-
                                                        ------------------------

Form 13F Information Table Entry Total:                           36
                                                        ------------------------

Form 13F Information Table Value Total:                     $   110,255
                                                        ------------------------
                                                              (thousands)



List of Other Included managers:

           NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2002

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


                                                                                                                    ITEM 5:
                                        ITEM 2:                       ITEM 3:                    ITEM 4:            Shares or
                    ITEM 1:             Title of                      Cusip                      Fair              Principal
                 Name of Issuer          Class                        Number                 Market Value           Amount
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                     COM                        G3223R108                   3,340,120           60,400 SHS
PARTNER RE LTD.                           COM                        G6852T105                   5,741,656          110,800 SHS
TOMMY HILFIGER CORP.                      ORD                        G8915Z102                     542,100           78,000 SHS
ABITIBI CONSOLIDATED INC.                 COM                        003924107                   1,850,400          240,000 SHS
AETNA                                     COM                        00817Y108                   6,784,800          165,000 PUT
ARAMARK CORP                              CL B                       038521100                   1,135,050           48,300 SHS
BOWATER INC.                              COM                        102183100                     943,875           22,500 SHS
CHUBB                                     COM                        171232101                   2,740,500           52,500 CALL
COMP ASSOC                                COM                        204912109                   1,215,000           90,000 CALL
AMEX DIAMONDS                             UNIT SER 1                 252787106                  11,541,082          138,200 SHS
AMEX DIAMONDS                             UNIT SER 1                 252787106                  25,053,000          300,000 PUT
EXTREME NETWORKS INC                      COM                        30226D106                     147,150           45,000 SHS
GEMSTAR-TV GUIDE                          COM                        36866W106                     487,500          150,000 SHS
GENERAL MOTORS                            COM                        370442105                   6,085,586          165,100 PUT
GRACE W.R. & CO.                          COM                        383883105                     373,086          190,350 SHS
HEWLETT PACKARD CO                        COM                        428236103                   1,171,800           67,500 PUT
IMAGISTICS INTL.                          COM                        45247T104                   2,408,000          120,400 SHS
INSPIRE PHARMACEUTICALS                   COM                        457733103                     569,740           61,000 SHS
IRON MOUNTAIN INC.                        COM                        462846106                     472,043           14,300 SHS
iSHARES NASD BIOTECHNOLOGY                NASDQ BIO INDX             464287556                   1,110,375           22,500 SHS
L3 COMM.                                  COM                        502424104                   1,010,475           22,500 SHS
LIBERTY MEDIA CORP.                       COM SER A                  530718105                     276,505           30,929 SHS
NASDAQ 100 SHARES UNIT SER 1              UNIT SER 1                 631100104                   5,690,395          233,500 SHS
NASDAQ 100 SHARES UNIT SER 1              UNIT SER 1                 631100104                   7,311,000          300,000 PUT
PFIZER                                    COM                        717081103                   4,863,687          159,100 SHS
PFIZER                                    COM                        717081103                   4,126,950          135,000 PUT
PHARMACIA CORP.                           COM                        71713U102                   1,642,740           39,300 SHS
RSA SECURITY INC.                         COM                        749719100                     179,700           30,000 SHS
SEALED AIR PFD A                          PFD CV A $2                81211K209                   2,036,280           47,800 SHS
SEARS                                     COM                        812387108                     538,875           22,500 PUT
SYMBOL TECHNOLOGIES INC.                  COM                        871508107                     863,100          105,000 SHS
UNITED HEALTHGROUP                        COM                        91324P102                   1,252,500           15,000 PUT
VIACOM                                    COM                        925524308                   1,222,800           30,000 PUT
WEBMD CORP                                COM                        94769M105                   3,757,725          439,500 SHS
XCEL ENERGY INC.                          COM                        98389B100                     825,000           75,000 SHS
YELLOW CORP.                              COM                        985509108                     944,663           37,500 SHS







                                                                                              110,255,258.00          3,864,479.00

                             ** TABLE CONTINUED **

                                                         ITEM 6                                                     ITEM 8:
                                                 INVESTMENT DISCRETION                                       VOTING AUTHORITY SHARES
                                                         (b) Shares                       ITEM 7:
                    ITEM 1:                            as Defined        (c) Shared    Managers
                 Name of Issuer       (a) Sole         in Instr. V          Other     See Instr. V    (a) Sole  (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                   X                                                                  X
PARTNER RE LTD.                         X                                                                  X
TOMMY HILFIGER CORP.                    X                                                                  X
ABITIBI CONSOLIDATED INC.               X                                                                  X
AETNA                                   X                                                                  X
ARAMARK CORP                            X                                                                  X
BOWATER INC.                            X                                                                  X
CHUBB                                   X                                                                  X
COMP ASSOC                              X                                                                  X
AMEX DIAMONDS                           X                                                                  X
AMEX DIAMONDS                           X                                                                  X
EXTREME NETWORKS INC                    X                                                                  X
GEMSTAR-TV GUIDE                        X                                                                  X
GENERAL MOTORS                          X                                                                  X
GRACE W.R. & CO.                        X                                                                  X
HEWLETT PACKARD CO                      X                                                                  X
IMAGISTICS INTL.                        X                                                                  X
INSPIRE PHARMACEUTICALS                 X                                                                  X
IRON MOUNTAIN INC.                      X                                                                  X
iSHARES NASD BIOTECHNOLOGY              X                                                                  X
L3 COMM.                                X                                                                  X
LIBERTY MEDIA CORP.                     X                                                                  X
NASDAQ 100 SHARES UNIT SER 1            X                                                                  X
NASDAQ 100 SHARES UNIT SER 1            X                                                                  X
PFIZER                                  X                                                                  X
PFIZER                                  X                                                                  X
PHARMACIA CORP.                         X                                                                  X
RSA SECURITY INC.                       X                                                                  X
SEALED AIR PFD A                        X                                                                  X
SEARS                                   X                                                                  X
SYMBOL TECHNOLOGIES INC.                X                                                                  X
UNITED HEALTHGROUP                      X                                                                  X
VIACOM                                  X                                                                  X
WEBMD CORP                              X                                                                  X
XCEL ENERGY INC.                        X                                                                  X
YELLOW CORP.                            X                                                                  X


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                              ** TABLE COMPLETE **